Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal:
Current	$ 456,681
Deferred	(142,225)	(18,603)
Total Federal	314,456	(18,603)
State:
Current
Deferred	2,840	(8,591)
Total State	2,840	(8,591)
Change in Valuation Allowance	139,385	27,194
Total Provision	$ 456,681